UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06174

MFS INSTITUTIONAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: June 30, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

Annual Report

June 30, 2020

MFS® Institutional International Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-367-0075.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-367-0075 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

IIE-ANN

MFS® Institutional International Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support.

As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

August 17, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	4.2%
Roche Holding AG	3.7%
Schneider Electric SE	3.4%
L’Air Liquide S.A.	3.0%
SAP SE	2.9%
AIA Group Ltd.	2.7%
Hoya Corp.	2.4%
Experian PLC	2.2%
Olympus Corp.	2.1%
Novo Nordisk A.S., “B”	2.1%

GICS equity sectors (g)
Health Care	19.3%
Consumer Staples	17.7%
Industrials	17.4%
Information Technology	12.8%
Financials	12.4%
Materials	7.9%
Consumer Discretionary	6.8%
Energy	1.8%
Utilities	0.9%
Communication Services	0.8%

Issuer country weightings (x)
France	17.9%
Japan	15.4%
Switzerland	15.0%
United Kingdom	11.4%
Germany	10.6%
Netherlands	4.0%
United States	3.2%
Denmark	2.9%
Hong Kong	2.7%
Other Countries	16.9%

Currency exposure weightings (y)
Euro	40.4%
Japanese Yen	15.4%
Swiss Franc	15.0%
British Pound Sterling	10.2%
United States Dollar	6.2%
Hong Kong Dollar	3.4%
Danish Krone	2.9%
Indian Rupee	2.1%
Taiwan Dollar	1.4%
Other Currencies	3.0%

Portfolio Composition – continued

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2020.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended June 30, 2020, the MFS Institutional International Equity Fund (fund) provided a total return of –0.73%, at net asset value. This compares with a return of –5.13% for the fund’s benchmark, the MSCI EAFE Index (net div).

Market Environment

Markets experienced an extraordinarily sharp selloff and, in many cases, an unusually rapid partial recovery late in the period. Central banks and fiscal authorities undertook astonishing levels of stimulus to offset the economic effects of government-imposed social-distancing measures implemented to slow the spread of the COVID-19 virus. At this point, the global economy looks to have experienced the deepest, steepest and possibly shortest recession in the postwar period. The recovery remains subject to more than the usual number of uncertainties, however, due to questions around the evolution of the virus, what its continued impact will be, and when vaccines or medicines will become available to prevent or treat it.

Compounding market uncertainty earlier in the pandemic was a crash in the price of crude oil due to a sharp drop in global demand and a disagreement between Saudi Arabia and Russia over production cuts, which resulted in a price war. The subsequent decline in prices undercut oil exporters, many of which are in emerging markets, as well as a large segment of the high-yield credit market. The OPEC+ group later agreed on output cuts while shale oil producers in the United States also decreased production, which – along with the gradual reopening of some major economies and the resultant boost in demand – helped stabilize the price of crude oil.

Around the world, central banks responded quickly and massively to the crisis with programs to improve liquidity and support markets. They proved largely successful in helping to restore market function, ease volatility and stimulate a market rebound through the end of the period. Monetary easing measures were complemented by large fiscal stimulus initiatives in developed countries. Due to relatively manageable external liabilities and balances of payments in many countries along with persistently low inflation, even emerging market countries were able to implement countercyclical policies – a departure from the usual market-dictated response to risk-off crises.

As is often the case in a crisis, market vulnerabilities were revealed. For example, companies that added significant leverage to their balance sheets in recent years by borrowing to fund dividend payments and stock buybacks may find it difficult to follow that path in the future, and investors may not reward them if they do. Recapitalizations by some of these highly-leveraged firms could dilute existing shareholders. Very long supply chains designed to squeeze out every bit of savings may be shifted closer to home markets if companies seek to put resiliency before cost after a series of supply disruptions. The aftereffects of the pandemic could affect consumer, business and government behavior in ways difficult to forecast. Also, while markets have regained lost ground more swiftly than expected, any economic recovery is likely to be protracted.

Management Review – continued

Contributors to Performance

Stock selection and an underweight position in the financials sector were primary factors that contributed to performance relative to the MSCI EAFE Index, led by the fund’s avoidance of poor-performing banking and financial services company HSBC (United Kingdom). The share price of HSBC declined over the reporting period, as deteriorating economic conditions led global central banks to provide record amounts of economic stimulus and to lower interest rates, which has historically pressured margins of financial firms.

An overweight position and, to a lesser extent, security selection in the health care sector benefited relative results. Within this sector, the fund’s overweight positions in precision instruments and machines manufacturer Olympus (Japan), imaging products and medical-related equipment manufacturer HOYA (Japan), medical products and equipment manufacturer Terumo (Japan) and pharmaceutical and diagnostic company Roche Holding (Switzerland) lifted relative returns. The share price of Olympus rose over the reporting period on the back of strong earnings and operational results. The company’s management noted that product demand remained robust and was not adversely affected by the COVID-19 pandemic but that they would be cutting back on promotional spending.

Stock selection in the industrials sector also aided relative performance. Notably, the fund’s overweight positions in electrical distribution equipment manufacturer Schneider Electric (France) and air conditioning system manufacturer Daikin Industries (Japan) supported relative returns. The stock price of Schneider Electric benefited from strong organic sales growth, notably in its energy management and intermodal divisions, which saw continued strength throughout the start of the pandemic.

Elsewhere, not holding shares of global energy and petrochemicals company Royal Dutch Sell (United Kingdom), holding shares of semiconductor manufacturer Taiwan Semiconductor Manufacturing (b) (Taiwan), and an overweight position in industrial and medical gas supplier L’Air Liquide (France), helped relative results.

Detractors to Performance

Security selection in the information technology sector weighed on relative performance over the reporting period. Here, the fund’s overweight position in tourism and travel IT solutions provider Amadeus IT Group (Spain), and not holding shares of semiconductor industry lithography systems manufacturer ASML (Netherlands), dampened relative results. The stock price of Amadeus IT Group was hurt by the COVID-19 pandemic, which drastically reduced global demand for travel and tourism services.

An underweight position and stock selection in the utilities sector also weakened relative performance. However, there were no individual securities within this sector that were among the fund’s top relative detractors during the reporting period.

Stocks in other sectors that hindered relative results included the fund’s overweight positions in diversified industrial manufacturer Rolls-Royce Holdings (United Kingdom), food catering company Compass Group (United Kingdom), financial services firm ING Groep (Netherlands) and multi-national oil and gas company Eni (Italy). The stock price of Rolls-Royce Holdings, already under pressure from a slow-down in the wide-body

Management Review – continued

aircraft market prior to the pandemic, declined further as the COVID-19 outbreak severely halted air travel across the globe. Additionally, the fund’s holdings of integrated energy company Suncor Energy (b) (Canada), financial services company Housing Development Finance Corp. (b) (India) and beverage manufacturer AmBev (b) (Brazil), as well as not holding biopharmaceutical company AstraZeneca (United Kingdom), held back relative returns.

Respectfully,

Portfolio Manager(s)

Filipe Benzinho and Daniel Ling

(b)	Security is not a benchmark constituent.

The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

PERFORMANCE SUMMARY THROUGH 6/30/20

The following chart illustrates the fund’s historical performance in comparison to its benchmark(s). Performance results reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment (t)

Total Returns through 6/30/20

Average annual without sales charge

Fund Inception Date	1-yr	5-yr	10-yr
1/31/96	(0.73)%	4.77%	7.87%

Comparative benchmark(s)
MSCI EAFE Index (net div) (f)	(5.13)%	2.05%	5.73%

(f)	Source: FactSet Research Systems Inc.
(t)	Effective March 2, 2020, generally, there is no initial investment minimum. Prior to March 2, 2020, the minimum initial investment was generally $3 million.

Benchmark Definition(s)

MSCI EAFE (Europe, Australasia, Far East) Index (net div) – a market capitalization-weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada. Morgan Stanley Capital

Performance Summary – continued

International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for the fund for the periods presented.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, January 1, 2020 through June 30, 2020

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Actual	0.68%	$1,000.00	$918.88	$3.24
Hypothetical (h)	0.68%	$1,000.00	$1,021.48	$3.42

(h)	5% fund return per year before expenses.
(p)

“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS

6/30/20

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace – 1.0%
MTU Aero Engines Holding AG	287,883	$49,857,745
Rolls-Royce Holdings PLC	13,370,776	47,284,297

		$97,142,042
Airlines – 0.9%
Ryanair Holdings PLC, ADR (a)	1,311,560	$87,008,890

Alcoholic Beverages – 4.3%
Ambev S.A., ADR	12,954,714	$34,200,445
Carlsberg Group	591,264	78,145,801
Diageo PLC	4,666,007	155,034,926
Pernod Ricard S.A.	1,082,441	170,317,952

		$437,699,124
Apparel Manufacturers – 2.7%
Compagnie Financiere Richemont S.A.	1,249,517	$79,709,544
LVMH Moet Hennessy Louis Vuitton SE	450,442	197,620,956

		$277,330,500
Automotive – 0.9%
DENSO Corp.	1,130,500	$44,026,418
Koito Manufacturing Co. Ltd.	1,176,800	47,300,875

		$91,327,293
Brokerage & Asset Managers – 1.2%
Deutsche Boerse AG	685,337	$124,004,655

Business Services – 6.5%
Capgemini	1,056,303	$120,989,818
Compass Group PLC	7,049,911	97,139,258
Experian PLC	6,455,020	225,475,329
Randstad Holding N.V.	1,851,321	82,491,180
Tata Consultancy Services Ltd.	5,046,917	139,701,425

		$665,797,010
Computer Software – 4.7%
Check Point Software Technologies Ltd. (a)	1,206,745	$129,640,615
Dassault Systemes S.A.	346,582	59,809,518
SAP SE	2,119,625	296,055,487

		$485,505,620

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – Systems – 3.9%
Amadeus IT Group S.A.	2,981,343	$155,351,613
Hitachi Ltd.	4,537,100	142,993,761
Koninklijke Philips N.V. (a)	2,192,888	102,293,226

		$400,638,600
Conglomerates – 0.6%
Smiths Group PLC	3,671,835	$64,242,763

Consumer Products – 5.8%
Beiersdorf AG	1,812,983	$205,929,216
Essity AB (a)	2,970,571	95,988,381
L’Oréal S.A.	423,737	136,012,777
Reckitt Benckiser Group PLC	1,673,644	154,125,730

		$592,056,104
Electrical Equipment – 4.3%
Legrand S.A.	1,273,698	$96,764,201
Schneider Electric SE	3,124,976	347,158,836

		$443,923,037
Electronics – 5.0%
Hoya Corp.	2,570,300	$246,144,709
Kyocera Corp.	2,284,100	124,068,039
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,578,462	146,379,288

		$516,592,036
Energy – Independent – 0.5%
Galp Energia SGPS S.A.	4,109,968	$47,537,668

Energy – Integrated – 1.3%
Eni S.p.A.	5,982,857	$57,067,572
Suncor Energy, Inc.	4,631,948	78,097,591

		$135,165,163
Food & Beverages – 5.8%
Danone S.A.	2,375,911	$164,324,326
Nestle S.A.	3,861,387	426,873,898

		$591,198,224
Food & Drug Stores – 1.0%
Tesco PLC	37,787,061	$106,800,863

Insurance – 4.1%
AIA Group Ltd.	29,596,689	$276,090,654
Zurich Insurance Group AG	404,730	142,762,960

		$418,853,614

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 0.8%
Tencent Holdings Ltd.	1,208,800	$77,763,716

Machinery & Tools – 4.0%
Daikin Industries Ltd.	1,302,200	$209,063,552
Fanuc Ltd.	151,000	26,934,568
Kubota Corp.	8,987,200	133,840,404
SMC Corp.	73,900	37,766,168

		$407,604,692
Major Banks – 2.8%
Barclays PLC	27,140,303	$38,478,931
DBS Group Holdings Ltd.	6,449,051	96,468,274
UBS Group AG	13,463,028	154,957,328

		$289,904,533
Medical & Health Technology & Services – 0.2%
Alcon, Inc. (a)	424,544	$24,358,237

Medical Equipment – 6.0%
EssilorLuxottica (a)	895,754	$114,978,872
Olympus Corp.	11,376,400	218,677,640
QIAGEN N.V. (a)	1,877,221	80,861,277
Terumo Corp.	5,249,500	198,408,979

		$612,926,768
Metals & Mining – 1.0%
Rio Tinto PLC	1,765,258	$99,501,697

Natural Gas – Distribution – 1.0%
ENGIE S.A. (a)	7,934,537	$98,058,976

Other Banks & Diversified Financials – 4.3%
Housing Development Finance Corp. Ltd.	3,438,766	$80,659,840
ING Groep N.V.	9,218,416	64,192,007
Intesa Sanpaolo S.p.A. (a)	47,525,313	90,963,193
Julius Baer Group Ltd.	1,626,828	68,081,408
KBC Group N.V.	2,355,147	135,105,152

		$439,001,600
Pharmaceuticals – 10.7%
Bayer AG	2,782,616	$204,242,852
Merck KGaA	1,032,407	119,818,628
Novartis AG	2,122,713	184,657,771
Novo Nordisk A.S., “B”	3,321,999	215,072,201
Roche Holding AG	1,085,580	376,220,585

		$1,100,012,037

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 1.7%
RELX PLC	2,463,912	$57,091,724
RELX PLC	5,266,871	121,896,990

		$178,988,714
Railroad & Shipping – 1.9%
Canadian National Railway Co.	2,212,339	$195,946,865

Restaurants – 0.8%
Yum China Holdings, Inc.	1,773,985	$85,275,459

Specialty Chemicals – 6.9%
Akzo Nobel N.V.	1,752,237	$156,979,217
L’Air Liquide S.A.	2,100,966	303,079,895
Linde PLC	531,386	111,850,172
Shin-Etsu Chemical Co. Ltd.	486,100	56,702,288
Sika AG	408,594	78,639,628

		$707,251,200
Specialty Stores – 0.3%
Hermes International	33,490	$27,986,230

Tobacco – 0.9%
Japan Tobacco, Inc.	4,826,300	$89,463,667
Total Common Stocks (Identified Cost, $7,422,456,896)		$10,016,867,597

Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $37,287,277)	37,283,548	$37,287,276

Other Assets, Less Liabilities – 1.8%		185,402,355
Net Assets – 100.0%		$10,239,557,228

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $37,287,276 and $10,016,867,597, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 6/30/20

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $7,422,456,896)	$10,016,867,597
Investments in affiliated issuers, at value (identified cost, $37,287,277)	37,287,276
Cash	30,574
Foreign currency, at value (identified cost, $328,018)	330,384
Receivables for
Investments sold	66,283,234
Fund shares sold	87,340,163
Interest and dividends	52,862,325
Other assets	14,360
Total assets	$10,261,015,913

Liabilities
Payables for
Investments purchased	$10,028,259
Fund shares reacquired	8,814,716
Payable to affiliates
Investment adviser	364,494
Administrative services fee	3,290
Shareholder servicing costs	6,696
Payable for independent Trustees’ compensation	817
Deferred country tax expense payable	1,422,953
Accrued expenses and other liabilities	817,460
Total liabilities	$21,458,685
Net assets	$10,239,557,228

Net assets consist of
Paid-in capital	$7,740,454,755
Total distributable earnings (loss)	2,499,102,473
Net assets	$10,239,557,228
Shares of beneficial interest outstanding	400,040,134
Net asset value per share (net assets of $10,239,557,228 / 400,040,134 shares of beneficial interest outstanding)	$25.60

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Year ended 6/30/20

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$216,932,940
Dividends from affiliated issuers	1,437,543
Income on securities loaned	67,988
Foreign taxes withheld	(22,203,976)
Total investment income	$196,234,495
Expenses
Management fee	$68,737,866
Shareholder servicing costs	128,028
Administrative services fee	574,462
Independent Trustees’ compensation	101,199
Custodian fee	1,407,914
Shareholder communications	89,041
Audit and tax fees	58,717
Legal fees	89,335
Miscellaneous	310,301
Total expenses	$71,496,863
Fees paid indirectly	(21,387)
Reduction of expenses by investment adviser	(1,066,015)
Net expenses	$70,409,461
Net investment income (loss)	$125,825,034

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$182,073,652
Affiliated issuers	5,995
Foreign currency	(525,102)
Net realized gain (loss)	$181,554,545
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $8,760,774 decrease in deferred country tax)	$(352,105,005)
Affiliated issuers	(14,413)
Translation of assets and liabilities in foreign currencies	582,313
Net unrealized gain (loss)	$(351,537,105)
Net realized and unrealized gain (loss)	$(169,982,560)
Change in net assets from operations	$(44,157,526)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Year ended
	6/30/20	6/30/19
Change in net assets

From operations
Net investment income (loss)	$125,825,034	$206,215,892
Net realized gain (loss)	181,554,545	86,489,825
Net unrealized gain (loss)	(351,537,105)	456,421,629
Change in net assets from operations	$(44,157,526)	$749,127,346
Total distributions to shareholders	$(341,381,556)	$(144,129,409)
Change in net assets from fund share transactions	$83,835,696	$(79,530,057)
Total change in net assets	$(301,703,386)	$525,467,880

Net assets
At beginning of period	10,541,260,614	10,015,792,734
At end of period	$10,239,557,228	$10,541,260,614

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended

	6/30/20	6/30/19	6/30/18	6/30/17	6/30/16
Net asset value, beginning of period	$26.61	$25.15	$23.90	$19.83	$22.42

Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.52	$0.45	$0.38	$0.38
Net realized and unrealized gain (loss)	(0.45)	1.30	1.27	4.05	(2.62)
Total from investment operations	$(0.14)	$1.82	$1.72	$4.43	$(2.24)

Less distributions declared to shareholders
From net investment income	$(0.63)	$(0.33)	$(0.47)	$(0.36)	$(0.34)
From net realized gain	(0.24)	(0.03)	—	—	(0.01)
Total distributions declared to shareholders	$(0.87)	$(0.36)	$(0.47)	$(0.36)	$(0.35)
Net asset value, end of period (x)	$25.60	$26.61	$25.15	$23.90	$19.83
Total return (%) (r)(s)(x)	(0.73)	7.48	7.20	22.68	(10.03)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	0.70	0.70	0.71	0.71
Expenses after expense reductions (f)	0.68	0.69	0.69	0.70	0.70
Net investment income (loss)	1.22	2.10	1.77	1.76	1.87
Portfolio turnover	13	12	14	17	12
Net assets at end of period (000 omitted)	$10,239,557	$10,541,261	$10,015,793	$8,893,966	$7,401,550

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS Institutional International Equity Fund (the fund) is a diversified series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have

Notes to Financial Statements – continued

been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund

Notes to Financial Statements – continued

could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$1,837,102,357	$—	$—	$1,837,102,357
Japan	1,329,246,359	246,144,709	—	1,575,391,068
Switzerland	1,536,261,359	—	—	1,536,261,359
United Kingdom	1,167,072,508	—	—	1,167,072,508
Germany	876,527,008	204,242,852	—	1,080,769,860
Netherlands	405,955,630	—	—	405,955,630
Denmark	293,218,002	—	—	293,218,002
Hong Kong	276,090,654	—	—	276,090,654
Canada	274,044,456	—	—	274,044,456
Other Countries	1,142,281,992	428,679,711	—	1,570,961,703
Mutual Funds	37,287,276	—	—	37,287,276
Total	$9,175,087,601	$879,067,272	$—	$10,054,154,873

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be

Notes to Financial Statements – continued

terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2020, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the

Notes to Financial Statements – continued

custodian by the fund. The amount of the credit, for the year ended June 30, 2020, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and redemptions in-kind.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	Year ended 6/30/20	Year ended 6/30/19
Ordinary income (including any short-term capital gains)	$248,002,169	$130,728,527
Long-term capital gains	93,379,387	13,400,882
Total distributions	$341,381,556	$144,129,409

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/20

Cost of investments	$7,563,672,074
Gross appreciation	3,052,006,360

Gross depreciation	(561,523,561)
Net unrealized appreciation (depreciation)	$2,490,482,799

Undistributed ordinary income	78,282,483
Post-October capital loss deferral	(69,316,666)
Other temporary differences	(346,143)

Notes to Financial Statements – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from July 1, 2019 through July 31, 2019, the management fee was computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $10 billion	0.65%
In excess of $10 billion	0.60%

Effective August 1, 2019, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $10 billion	0.65%
In excess of $10 billion and up to $20 billion	0.60%
In excess of $20 billion	0.55%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the year ended June 30, 2020, this management fee reduction amounted to $1,066,015, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended June 30, 2020 was equivalent to an annual effective rate of 0.66% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that fund operating expenses do not exceed 0.75% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2021. For the year ended June 30, 2020, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund, for its services as shareholder servicing agent. For the year ended June 30, 2020, the fee was $113,489, which equated to 0.0011% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended June 30, 2020, these costs amounted to $14,539.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended

Notes to Financial Statements – continued

June 30, 2020 was equivalent to an annual effective rate of 0.0056% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the year ended June 30, 2020, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $4,876,190 and $1,692,245, respectively. The sales transactions resulted in net realized gains (losses) of $122,031.

(4) Portfolio Securities

For the year ended June 30, 2020, purchases and sales of investments, other than in-kind transactions and short-term obligations, aggregated $1,391,475,565 and $1,312,103,930, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 6/30/20		Year ended 6/30/19

	Shares	Amount	Shares	Amount
Shares sold	92,717,578	$2,332,431,240	84,749,710	$2,063,818,596
Shares issued to shareholders in reinvestment of distributions	11,822,277	321,920,593	5,794,802	133,164,540
Shares reacquired	(100,580,612)	(2,570,516,137)	(92,750,833)	(2,276,513,193)
Net change	3,959,243	$83,835,696	(2,206,321)	$(79,530,057)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Managed Wealth Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

Notes to Financial Statements – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended June 30, 2020, the fund’s commitment fee and interest expense were $53,478 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$63,776,839	$1,329,609,154	$1,356,090,299	$5,995	$(14,413)	$37,287,276

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$1,437,543	$—

(8) Redemptions In-Kind

On September 27, 2019 and January 17, 2020, the fund recorded redemptions in-kind of portfolio securities and cash that were valued at $144,599,013 and $236,823,524, respectively. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distributions of such securities generated a realized gain of $63,178,908 and $113,563,173, respectively, for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized.

(9) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Institutional Trust and the Shareholders of MFS Institutional International Equity Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of MFS Institutional International Equity Fund (the “Fund”), including the portfolio of investments, as of June 30, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2020, by

Report of Independent Registered Public Accounting Firm – continued

correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 17, 2020

We have served as the auditor of one or more of the MFS investment companies since 1924.

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of August 1, 2020, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Name, Age	Position(s) Held with Fund	Trustee/ Officer Since (h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 56)	Trustee	February 2004	134	Massachusetts Financial Services Company, Executive Chairman (since January 2017); Director; Chairman of the Board; Chief Executive Officer (until 2015); Co-Chief Executive Officer (2015-2016)	N/A

Robin A. Stelmach (k) (age 59)	Trustee	January 2014	134	Massachusetts Financial Services Company, Vice Chair (since January 2017); Chief Operating Officer and Executive Vice President (until January 2017)	N/A

INDEPENDENT TRUSTEES
John P. Kavanaugh (age 65)	Trustee and Chair of Trustees	January 2009	134	Private investor	N/A

Steven E. Buller (age 69)	Trustee	February 2014	134	Private investor; Financial Accounting Standards Advisory Council, Chairman (2014-2015)	N/A

John A. Caroselli (age 66)	Trustee	March 2017	134	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015); First Capital Corporation (commercial finance), Executive Vice President (until 2015)	N/A

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/ Officer Since (h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
Maureen R. Goldfarb (age 65)	Trustee	January 2009	134	Private investor	N/A

Peter D. Jones (age 64)	Trustee	January 2019	134	Private investor; Franklin Templeton Distributors, Inc. (investment management), President (until 2015); Franklin Templeton Institutional, LLC (investment management), Chairman (until 2015)	N/A

James W. Kilman, Jr. (age 59)	Trustee	January 2019	134	Burford Capital Limited (finance and investment management), Chief Financial Officer (since 2019); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016); Morgan Stanley & Co. (financial services), Vice Chairman of Investment Banking, Co-Head of Diversified Financials Coverage – Financial Institutions Investment Banking Group (until 2016)	Alpha-En Corporation, Director (2016-2019)

Clarence Otis, Jr. (age 64)	Trustee	March 2017	134	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director; Federal Reserve Bank of Atlanta, Director (until 2015)

Maryanne L. Roepke (age 64)	Trustee	May 2014	134	Private investor	N/A

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/ Officer Since (h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
Laurie J. Thomsen (age 62)	Trustee	March 2005	134	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director (since 2015)

Name, Age	Position(s) Held with Fund	Trustee/ Officer Since (h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
Christopher R. Bohane (k) (age 46)	Assistant Secretary and Assistant Clerk	July 2005	134	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

Kino Clark (k) (age 52)	Assistant Treasurer	January 2012	134	Massachusetts Financial Services Company, Vice President

John W. Clark, Jr. (k) (age 53)	Assistant Treasurer	April 2017	134	Massachusetts Financial Services Company, Vice President (since March 2017); Deutsche Bank (financial services), Department Head – Treasurer’s Office (until February 2017)

Thomas H. Connors (k) (age 60)	Assistant Secretary and Assistant Clerk	September 2012	134	Massachusetts Financial Services Company, Vice President and Senior Counsel

David L. DiLorenzo (k) (age 51)	President	July 2005	134	Massachusetts Financial Services Company, Senior Vice President

Heidi W. Hardin (k) (age 52)	Secretary and Clerk	April 2017	134	Massachusetts Financial Services Company, Executive Vice President and General Counsel (since March 2017); Harris Associates (investment management), General Counsel (from September 2015 to January 2017); Janus Capital Management LLC (investment management), Senior Vice President and General Counsel (until September 2015)

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/ Officer Since (h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Brian E. Langenfeld (k) (age 47)	Assistant Secretary and Assistant Clerk	June 2006	134	Massachusetts Financial Services Company, Vice President and Senior Counsel

Amanda S. Mooradian (k) (age 41)	Assistant Secretary and Assistant Clerk	September 2018	134	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel

Susan A. Pereira (k) (age 49)	Assistant Secretary and Assistant Clerk	July 2005	134	Massachusetts Financial Services Company, Vice President and Assistant General Counsel

Kasey L. Phillips (k) (age 49)	Assistant Treasurer	September 2012	134	Massachusetts Financial Services Company, Vice President

Matthew A. Stowe (k) (age 45)	Assistant Secretary and Assistant Clerk	October 2014	134	Massachusetts Financial Services Company, Vice President and Assistant General Counsel

Martin J. Wolin (k) (age 52)	Chief Compliance Officer	July 2015	134	Massachusetts Financial Services Company, Senior Vice President and Chief Compliance Officer (since July 2015)

James O. Yost (k) (age 60)	Treasurer	September 1990	134	Massachusetts Financial Services Company, Senior Vice President

(h)

Date first appointed to serve as Trustee/officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.

(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)

“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee (other than Messrs. Jones and Kilman) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Under the terms of the Board’s retirement policy, an

Trustees and Officers – continued

Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).

Messrs. Buller, Kilman and Otis and Ms. Roepke are members of the Trust’s Audit Committee.

Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.

The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116
Portfolio Manager(s)
Filipe Benzinho Daniel Ling

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/iie (after selecting the “Resources” tab and clicking on “Prospectus & Reports”).

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/iie and selecting the “Resources” tab and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2020 income tax forms in January 2021. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.

The fund designates $102,718,000 as capital gain dividends paid during the fiscal year.

Income derived from foreign sources was $216,004,140. The fund intends to pass through foreign tax credits of $20,817,812 for the fiscal year.

rev. 3/16

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEBSITE

mfs.com

CALL

1-800-637-2262

WRITE

MFS Investment Management®

111 Huntington Avenue

Boston, MA 02199-7618

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in its Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, James Kilman, and Clarence Otis, Jr. and Ms. Maryanne L. Roepke, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Kilman, and Otis and Ms. Roepke are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to a series of the Registrant (each a “Fund” and collectively the “Funds”). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to the Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended June 30, 2020 and 2019, audit fees billed to each Fund by Deloitte were as follows:

	Audit Fees
	2020	2019
Fees billed by Deloitte:
MFS Institutional International Equity Fund	44,315	43,588

For the fiscal years ended June 30, 2020 and 2019, fees billed by Deloitte for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2020	2019	2020	2019	2020	2019
Fees billed by Deloitte:
To MFS Institutional International Equity Fund	0	0	7,259	7,138	0	0

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2020	2019	2020	2019	2020	2019
Fees billed by Deloitte:
To MFS and MFS Related Entities of MFS Institutional International Equity Fund*	0	0	0	0	5,390	0

	Aggregate Fees for Non-audit Services
	2020	2019
Fees billed by Deloitte:
To MFS Institutional International Equity Fund, MFS and MFS Related Entities#	604,899	7,138

*

This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#	This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under “Audit Fees,” including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]	The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of MFS Institutional International Equity Fund, a series of the Registrant, is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Attached hereto as EX-99.COE.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.  Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS INSTITUTIONAL TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: August 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: August 17, 2020

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 17, 2020

*	Print name and title of each signing officer under his or her signature.